Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 1,839	$ 938
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	512	21
Dividend income	$ 47	$ 122